Lease Arrangements - Summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Paid For Amounts Included In The Measurement Of Lease Liabilities [Abstract]
Operating cash flows from finance leases	$ (2,443)	$ (2,254)	$ (1,811)
Financing cash flows from finance leases	(4,220)	(4,082)	(2,996)
Operating cash flows from operating leases	(55,269)	(51,621)	(49,027)
Right-of-use assets obtained in exchange for new finance lease liabilities	3,171	3,726	4,365
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 38,718	$ 35,555	$ 37,636
Weighted-average remaining lease term (in years):
Finance leases	3 years 25 days	3 years 21 days	3 years 2 months 19 days
Operating leases	4 years 11 months 4 days	5 years 5 months 26 days	5 years 10 months 6 days
Weighted-average discount rate:
Finance leases	6.68%	7.21%	6.47%
Operating leases	6.83%	7.14%	6.47%